Trade accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Related parties	$ 885	$ 852
Total trade accounts receivables	140,793	141,910
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	145,409	147,619
Related parties	885	852
Total trade accounts receivables	146,294	148,471
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment of trade accounts receivables	$ (5,501)	$ (6,561)